Operating Expenses	3 Months Ended
Mar. 31, 2021
Analysis of income and expense [abstract]
Operating Expenses

11. Operating expenses

The nature of the Company’s operating expenses from operations include the following:

	Three months ended March 31,
	2021	2020
	$	$
Key management personnel:
Salaries and short-term employee benefits	219	163
Consultant fees	48	46
Share-based compensation costs	10	11
Post-employment benefits including defined contribution plan benefits of $4 in 2021 and $7 in 2020	12	8
	289	228
Other employees:
Salaries and short-term employee benefits	310	316
Post-employment benefits including defined contribution plan benefits of $7 in 2021 and $2 in 2020	38	51
Share-based compensation costs	3	(123)
	351	244
Cost of inventory used and services provided	29	862
Professional fees	580	498
Consulting fees	130	141
Insurance	227	221
Third-party research and development	52	97
Travel	22	33
Marketing services	97	36
Laboratory supplies	15	—
Other goods and services	19	30
Leasing costs	34	46
Gain on modification of building lease	—	(185)
Depreciation and amortization	36	107
Operating foreign exchange losses	21	10
	1,902	2,368